ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of June 30, 2023 and March 31, 2023 consisted of the following:

	As of June 30, 2023	As of March 31, 2023
Taxes payable	3,821	3,823
Other payables and current liabilities	7,039	8,588
Total accrued expenses and other current liabilities	$10,860	$12,411

9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of March 31, 2023 and 2022 consisted of the following:

	As of March 31,
	2023	2022
		As Restated
Taxes payable	3,823	2,657
Other payables and current liabilities	8,588	5,396
Total accrued expenses and other current liabilities	$12,411	$8,053